Concentrations - Schedule of Company's Major Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Revenue	$ 425,279	$ 398,488	$ 834,911
Concentration risk percentage	15.00%	9.00%	13.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage	38.00%	28.00%	24.00%
Accounts receivable	$ 1,425,890	$ 1,901,481	$ 1,864,208
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Revenue	$ 398,468	$ 801,344	$ 2,291,651
Concentration risk percentage	14.00%	18.00%	36.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage	53.00%	67.00%	67.00%
Accounts receivable	$ 1,983,368	$ 4,615,308	$ 5,274,060
Customer Concentration Risk [Member] | Major Customers [Member] | Revenue Benchmark [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Revenue	$ 823,747	$ 1,199,832	$ 3,126,562
Concentration risk percentage	29.00%	27.00%	49.00%
Customer Concentration Risk [Member] | Major Customers [Member] | Accounts Receivable [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage	91.00%	95.00%	96.00%
Accounts receivable	$ 3,409,258	$ 6,516,789	$ 7,537,733
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier A [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage	29.00%	1.00%	2.00%
Total purchases	$ 404,194	$ 13,532	$ 62,647
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier B [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		12.00%	1.00%
Total purchases		$ 312,039	$ 20,586
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier C [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage			16.00%
Total purchases			$ 472,988
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier D [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage			15.00%
Total purchases			$ 430,744
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier E [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		4.00%	13.00%
Total purchases	8,002	$ 105,852	$ 366,115
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier F [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		4.00%	11.00%
Total purchases		$ 94,348	$ 326,836
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier K [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage	11.00%	7.00%	4.00%
Total purchases	$ 155,694	$ 181,622	$ 113,780
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Major Suppliers [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage	40.00%	27.00%	60.00%
Total purchases	$ 567,890	$ 693,861	$ 1,731,049
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		47.00%	8.00%
Accounts payable		$ 256,623	$ 52,539
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		3.00%	22.00%
Accounts payable		$ 18,562	$ 155,990
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Major Suppliers [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		53.00%	60.00%
Accounts payable		$ 289,834	$ 419,795
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage		3.00%	19.00%
Accounts payable		$ 14,649	$ 131,661
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Schedule of Companys Major Customers and Suppliers [Line Items]
Concentration risk percentage			11.00%
Accounts payable			$ 79,605